Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average grant date fair value of other equity Instruments Explanatory

Information on free shares activity is as follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Balance as of January 1, 2023	909,113	11.18
Granted	342,900	3.08
Vested	(167,433)	22.45
Cancelled	(67,042)	11.40

Balance as of December 31, 2023	1,017,538	6.59
Granted	-	-
Additional shares due to May 2024 modification	44,650	1.71
Vested	(342,675)	11.89
Cancelled	(210,219)	6.00

Balance as of December 31, 2024	509,295	2.84
Granted	-	-
Vested	(231,992)	2.60
Cancelled	(25,356)	3.21

Balance as of December 31, 2025	251,946	3.02

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on warrants activity is as follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life (in years)

Balance as of January 1, 2023	896,225	27.18	896,225	27.18	3.3
Granted			-	-
Exercised			-	-
Forfeited or Expired	(557,350)	27.48	(557,350)	27.48

Balance as of December 31, 2023	338,875	26.69	338,875	26.69	2.4
Granted			-	-
Exercised			-	-
Forfeited or Expired			-	-

Balance as of December 31, 2024	338,875	26.69	338,875	26.69	1.4
Granted			75,000	2.59
Exercised			-	-
Forfeited or Expired			(244,375)	27.91

Balance as of December 31, 2025	117,938	19.35	169,500	14.25	4.8

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model

The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

For the twelve-month period ended December 31,
2025

Weighted-Average fair values of warrants granted	1.43€
Assumptions:
Risk-free interest rate	2.82%
Share entitlement per warrant	1
Subscription price	0.13€
Exercise price	2.59€
Underlying stock price at grant date	2.36€
Expected volatility	70.73%
Expected term (in years)	5.5
Vesting conditions	Service
Vesting period	Graded

Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of January 1, 2023	7,400,519	24.58	8,787,264	22.31	4.6
Granted			1,835,411	2.86
Exercised			-	-
Forfeited or Expired			(79,516)	22.86

Balance as of December 31, 2023	7,913,183	23.63	10,543,159	18.92	4.6
Granted			3,054,163	2.51
Exercised			-	-
Forfeited or Expired			(1,078,028)	4.50

Balance as of December 31, 2024	8,546,368	22.34	12,519,294	16.16	4.6
Granted			6,346,033	1.49
Exercised			(13,438)	2.17
Forfeited or Expired			(2,811,646)	31.33

Balance as of December 31, 2025	7,523,716	14.42	16,040,242	7.71	6.4

Summary of assumptions Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

For the twelve-month period ended December 31,
	2023	2024	2025

Weighted-Average fair values of stock options granted	1.65€	1.41€	0.89€
Assumptions:
Risk-free interest rate	2.45% - 2.75%	2.51% - 2.99%	2.78% - 3.06%
Share entitlement per options	1	1 - 1.06	1
Exercise price	1.74€ - 3.17€	1.70€ - 2.82€	1.26€ - 4.07€
Underlying stock price at grant date	1.70€-3.09€	1.67€-2.76€	1.26€-4.02€
Expected volatility	63.7% - 64.4%	64.6%- 65.2%	65.0%- 72.2%
Expected term (in years)	6.03 - 6.15	6.03 - 6.17	5.93 - 6.16
Vesting conditions	Performance & Service or Service	Performance & Service or Service	Performance & Service or Service only
Vesting period	Graded	Graded	Graded